Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,146,186	$ 1,601,324	[1]
Prepaid expenses	215,934	308,554	[1]
Total current assets	1,362,120	1,909,878	[1]
Investments held in Trust Account	575,457,635	575,282,641	[1]
Total Assets	576,819,755	577,192,519	[1]
Current liabilities:
Accrued expenses	484,960	105,454	[1]
Accounts payable	741,073	726,316	[1]
Due to related party	723,488	284,646	[1]
Total current liabilities	1,949,521	1,116,416	[1]
Derivative warrant liabilities	23,125,530	65,511,660	[1]
Deferred underwriting commissions	20,125,000	20,125,000	[1]
Total liabilities	45,200,051	86,753,076	[1]
Commitments and Contingencies
Class A ordinary shares, par value $0.0001; 57,500,000 shares subject to possible redemption at $10.00 per share as of September 30, 2021 and December 31, 2020	575,000,000	575,000,000	[1]
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of September 30, 2021 and December 31, 2020	0	0	[1]
Additional paid-in capital	0	0
Accumulated deficit	(43,381,734)	(84,561,995)	[1]
Total shareholders' deficit	(43,380,296)	(84,560,557)	[1]
Total Liabilities, Class A Ordinary shares Subject to Possible Redemption and Shareholders' Deficit	576,819,755	577,192,519	[1]
Ordinary Class A [Member]
Current liabilities:
Class A ordinary shares, par value $0.0001; 57,500,000 shares subject to possible redemption at $10.00 per share as of September 30, 2021 and December 31, 2020	575,000,000	575,000,000
Shareholders' Deficit
Ordinary share, value	0	0
Ordinary Class B [Member]
Shareholders' Deficit
Ordinary share, value	$ 1,438	$ 1,438	[1]

[1]	See Note 2, Revision to Previously Issued Financial Statements.